BORROWINGS - Composition of Non-recourse Borrowings (Details) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022 USD ($) year	Dec. 31, 2021 USD ($)
Non-Permanent Financings
Disclosure of detailed information about borrowings [line items]
Term | year	9
Brookfield Reinsurance
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings due to related party	$ 15	$ 0
Non-recourse borrowings
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	5.50%	4.50%
Term (years)	10 years	9 years
Carrying value	$ 14,003	$ 13,546
Add: Unamortized premium	37	57
Less: Unamortized financing fees	(84)	(91)
Less: Current portion	(1,375)	(1,452)
Non Recourse Borrowings	12,581	12,060
Estimated fair value	$ 13,777	$ 14,397
Non-recourse borrowings | Hydroelectric
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	6.30%	5.10%
Term (years)	8 years	7 years
Carrying value	$ 6,812	$ 6,160
Estimated fair value	$ 6,683	$ 6,543
Non-recourse borrowings | Wind
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	4.40%	3.70%
Term (years)	9 years	9 years
Carrying value	$ 2,417	$ 2,416
Estimated fair value	$ 2,300	$ 2,577
Non-recourse borrowings | Solar
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	5.10%	4.10%
Term (years)	13 years	13 years
Carrying value	$ 3,938	$ 4,110
Estimated fair value	$ 4,006	$ 4,365
Non-recourse borrowings | Distributed energy & sustainable solutions
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	4.20%	3.90%
Term (years)	12 years	12 years
Carrying value	$ 836	$ 860
Estimated fair value	788	912
Subscription facility | Parent
Disclosure of detailed information about borrowings [line items]
Non Recourse Borrowings	$ 9	$ 8